Taxation - Summary of Movements of Deferred Income Tax Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	¥ 354
Ending balance	297	¥ 354
Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	362	305
Credited to income statement	(71)	(59)
Business combination	14	116
Ending balance	305	362
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	362	300
Credited to income statement	(71)	(54)
Business combination	14	116
Ending balance	¥ 305	362
Others 1 | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance		5
Credited to income statement		¥ (5)